Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 341
Rental payments made under cancelable operating lease agreements	14,516	¥ 13,849	¥ 14,036
Payments for computer systems under non-cancelable contracts	¥ 5,922	5,068	¥ 4,754
Longest non-cancelable contracts, maturity year	2024
Estimated construction costs	¥ 77,957
Total unused credit and capital amount available	319,154
Guarantee Obligations Maximum Exposure	981,379	896,498
Guarantee Obligations Current Carrying Value	51,368	43,884
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	564,854	546,871
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	488,297	451,597
Guarantee Obligations Current Carrying Value	7,294	7,274
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,098,000	1,326,000
Guarantee Obligations Current Carrying Value	¥ 1,966	¥ 1,722